DERIVATIVE LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

NOTE 6 – DERIVATIVE LIABILITY

We account for equity-linked financial instruments, such as our convertible preferred stock, convertible debentures and our common stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the respective agreement. Equity-linked financial instruments are accounted for as derivative liabilities, in accordance with ASC Topic 815 – Derivatives and Hedging, if the instrument allows for cash settlement or issuance of a variable number of shares. We classify derivative liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

We have issued convertible debentures and preferred stock which contain variable conversion features, anti-dilution protection and other conversion price adjustment provisions. As a result, the Company assessed its outstanding equity-linked financial instruments and concluded that the convertible notes and preferred stock are subject to derivative accounting. The fair value of the conversion feature is classified as a liability in the consolidated financial statements, with the change in fair value during the periods presented recorded in the consolidated statement of losses.

During the three months ended September 30, 2021 and 2020, we recorded income of approximately $6.7 million and $2.0 million, respectively, related to the change in fair value of the derivative liabilities during the periods. During the nine months ended September 30, 2021 and 2020, we recorded income of approximately $3.0 million and $0.4 million, respectively. For purpose of determining the fair market value of the derivative liability, the Company used Black Scholes option valuation model. The significant assumptions used in the Black Scholes valuations of the derivatives at September 30, 2021 are as follows:

Volatility	121% - 182%
Expected term (years)	3 - 9 months
Risk-free interest rate	0.04% – 0.05%
Dividend yield	None

As of September 30, 2021 and December 31, 2020, the derivative liability recognized in the financial statements was approximately $2.0 million and $6.8 million, respectively.

NOTE 7 – DERIVATIVE LIABILITY

We account for equity-linked financial instruments, such as our convertible preferred stock, convertible debentures and our common stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the respective agreement. Equity-linked financial instruments are accounted for as derivative liabilities, in accordance with ASC Topic 815 – Derivatives and Hedging, if the instrument allows for cash settlement or issuance of a variable number of shares. We classify derivative liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

We have issued convertible debentures and preferred stock which contain variable conversion features, anti-dilution protection and other conversion price adjustment provisions. As a result, the Company assessed its outstanding equity-linked financial instruments and concluded that the convertible notes and preferred stock are subject to derivative accounting. The fair value of the conversion feature is classified as a liability in the consolidated financial statements, with the change in fair value during the periods presented recorded in the consolidated statement of losses.

During the years ended December 31, 2020 and 2019, we recorded loss of approximately $3.8 million and gain of approximately $0.3 million, respectively, related to the change in fair value of the derivative liabilities during the periods. For purpose of determining the fair market value of the derivative liability, the Company used Black Scholes option valuation model. The significant assumptions used in the Black Scholes valuations of the derivatives at December 31, 2020 are as follows:

2020
Volatility	343% - 367%
Expected term (years)	3 - 12 months
Risk-free interest rate	0.09% – 0.095%
Dividend yield	None

As of December 31, 2020 and 2019, the derivative liability recognized in the financial statements was approximately $6.8 million and $1.8 million, respectively.